UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  28-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

     /s/  Donald F. Woodley     Indianapolis, IN     October 21, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $292,448 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      328     6627 SH       SOLE                     6627        0        0
APACHE CORP                    COM              037411105      495     5394 SH       SOLE                     5394        0        0
AT&T INC                       COM              00206R102      437    16185 SH       SOLE                    16185        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    11275   286893 SH       SOLE                   286893        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    14032   212581 SH       SOLE                   212581        0        0
BP PLC                         SPONSORED ADR    055622104    11791   221511 SH       SOLE                   221511        0        0
CHEVRON CORP NEW               COM              166764100    10610   150640 SH       SOLE                   150640        0        0
COCA COLA CO                   COM              191216100      233     4341 SH       SOLE                     4341        0        0
COLGATE PALMOLIVE CO           COM              194162103      308     4040 SH       SOLE                     4040        0        0
CONOCOPHILLIPS                 COM              20825C104      287     6353 SH       SOLE                     6353        0        0
DANAHER CORP DEL               COM              235851102    10641   158064 SH       SOLE                   158064        0        0
DUKE REALTY CORP               COM NEW          264411505    11790   981673 SH       SOLE                   981673        0        0
EMERSON ELEC CO                COM              291011104    12157   303317 SH       SOLE                   303317        0        0
EXXON MOBIL CORP               COM              30231g102     1948    28393 SH       SOLE                    28393        0        0
FIRST HORIZON NATL CORP        COM              320517105    12338   932596 SH       SOLE                   932596        0        0
FLUOR CORP NEW                 COM              343412102    10315   202859 SH       SOLE                   202859        0        0
GENERAL ELECTRIC CO            COM              369604103     9763   594558 SH       SOLE                   594558        0        0
HOME DEPOT INC                 COM              437076102    13710   514630 SH       SOLE                   514630        0        0
HUBBELL INC                    CL B             443510201    11810   281188 SH       SOLE                   281188        0        0
INGERSOLL-RAND PLC             SHS              G47791101      277     9020 SH       SOLE                     9020        0        0
INTEL CORP                     COM              458140100    12879   658092 SH       SOLE                   658092        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    14584   121926 SH       SOLE                   121926        0        0
JOHNSON & JOHNSON              COM              478160104     1654    27156 SH       SOLE                    27156        0        0
JPMORGAN CHASE & CO            COM              46625H100     1316    30039 SH       SOLE                    30039        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    11742   146196 SH       SOLE                   146196        0        0
LILLY ELI & CO                 COM              532457108     9460   286413 SH       SOLE                   286413        0        0
MCDONALDS CORP                 COM              580135101      937    16419 SH       SOLE                    16419        0        0
Medizone Intl Inc.             COM                               1    10000 SH       SOLE                    10000        0        0
MICROSOFT CORP                 COM              594918104     9983   388132 SH       SOLE                   388132        0        0
NISOURCE INC                   COM              65473p105      216    15573 SH       SOLE                    15573        0        0
PEPSICO INC                    COM              713448108    11657   198719 SH       SOLE                   198719        0        0
PFIZER INC                     COM              717081103      741    44764 SH       SOLE                    44764        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      211     3692 SH       SOLE                     3692        0        0
SCHERING PLOUGH CORP           COM              806605101      293    10374 SH       SOLE                    10374        0        0
SCHLUMBERGER LTD               COM              806857108      507     8504 SH       SOLE                     8504        0        0
SPECTRA ENERGY CORP            COM              847560109    10684   564078 SH       SOLE                   564078        0        0
ST JUDE MED INC                COM              790849103    10866   278539 SH       SOLE                   278539        0        0
STRYKER CORP                   COM              863667101    10432   229636 SH       SOLE                   229636        0        0
SYSCO CORP                     COM              871829107      241     9710 SH       SOLE                     9710        0        0
US BANCORP DEL                 COM NEW          902973304     1440    65891 SH       SOLE                    65891        0        0
V F CORP                       COM              918204108    12265   169332 SH       SOLE                   169332        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    12149   401365 SH       SOLE                   401365        0        0
WELLS FARGO & CO NEW           COM              949746101    12267   435310 SH       SOLE                   435310        0        0
WILLIAMS COS INC DEL           COM              969457100      933    52190 SH       SOLE                    52190        0        0
WYETH                          COM              983024100      445     9150 SH       SOLE                     9150        0        0